UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: __06/30/2000_______________ Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Coen & Densmore, Inc.
Address: 109 1/2 Church Street
	    PO Box 727____    ___
	    Charleston, SC 29402

Form 13F File Number: 28-_3078_______
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Richard E. Coen
Title: President
Phone: 843-577-7783______________________________
Signature, Place, and Date of Signing:
Richard E. Coen__ Charleston, SC__ _7/20/00__
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: _____0_____
Form 13F Information Table Entry Total: ___33________
Form 13F Information Table Value Total: $___90817____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



FORM 13F INFORMATION TABLE

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY





(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE












Amgen, Inc.
COM
031162100
6255
89040
SH

SOLE

89040
0
0
Sun Microsystems, Inc.
COM
866810104
6121
67313
SH

SOLE

67313
0
0
Nokia Corp. ADS
SPONSORED ADS
654902204
5609
112330
SH

SOLE

112330
0
0
Home Depot (The), Inc.
COM
437076102
5446
109060
SH

SOLE

109060
0
0
Coca-Cola Co.
COM
191216100
5424
94440
SH

SOLE

94440
0
0
Medtronic, Inc.
COM
585055106
4950
99376
SH

SOLE

99376
0
0
American Express Co.
COM
025816109
4897
93942
SH

SOLE

93942
0
0
Dollar General Corp.
COM
256669102
4701
241064
SH

SOLE

241064
0
0
Pfizer Inc.
COM
717081103
4203
87553
SH

SOLE

87553
0
0
Vodafone AirTouch Group PLC AD
SPONSORED ADS
92857T107
3535
85315
SH

SOLE

85315
0
0
Time Warner Inc.
COM
887315109
3483
45830
SH

SOLE

45830
0
0
Target Corp.
COM
87612E106
3018
52040
SH

SOLE

52040
0
0
Microsoft Corp.
COM
594918104
2691
33632
SH

SOLE

33632
0
0
Merck & Co., Inc.
COM
589331107
2680
34974
SH

SOLE

34974
0
0
Intel Corp.
COM
458140100
2640
19750
SH

SOLE

19750
0
0
Citigroup Inc.
COM
172967101
2332
38700
SH

SOLE

38700
0
0
Johnson & Johnson
COM
478160104
2274
22318
SH

SOLE

22318
0
0
Costco Wholesale Corp.
COM
22160K105
2241
67897
SH

SOLE

67897
0
0
Biogen, Inc.
COM
090597105
2204
34170
SH

SOLE

34170
0
0
Walgreen Co.
COM
931422109
2202
68400
SH

SOLE

68400
0
0
UnitedHealth Group Inc.
COM
910581107
1967
22940
SH

SOLE

22940
0
0
Sprint Corp.
COM
852061100
1809
35472
SH

SOLE

35472
0
0
Alltel Corp.
COM
020039103
1642
26516
SH

SOLE

26516
0
0
Northern Trust Corp.
COM
665859104
1588
24410
SH

SOLE

24410
0
0
Sprint Corp. PCS Group
COM
852061506
1062
17855
SH

SOLE

17855
0
0
Enron Corp.
COM
293561106
1032
16000
SH

SOLE

16000
0
0
Bestfoods Inc.
COM
08658U101
951
13740
SH

SOLE

13740
0
0
MedImmune, Inc.
COM
584699102
909
12280
SH

SOLE

12280
0
0
General Electric Co.
COM
369604103
895
16896
SH

SOLE

16896
0
0
Exxon Mobil Corp.
COM
30231G102
875
11152
SH

SOLE

11152
0
0
Basin Exploration Inc.
COM
070107107
444
24850
SH

SOLE

24850
0
0
Lincoln National Corp.
COM
534187109
434
12000
SH

SOLE

12000
0
0
Schering-Plough Corp.
COM
806605101
303
6000
SH

SOLE

6000
0
0















90817